Subsequent events	6 Months Ended
Jun. 30, 2016
Notes To Consolidated Financial Statements
Subsequent Events

22. Subsequent Events

  Dividend declaration: In July 2016, the Board of Directors declared a dividend of $0.50 per all classes of preferred shares, totaling $3,512, payable to all shareholders of record as of July 25, 2016, which was paid on August 1, 2016.

  Newbuild delivery: In July 2016, the Company took delivery of Kypros Spirit (Hull No. 828), a 78,000 dwt, Japanese eco-design newbuild Panamax class vessel.

  Newbuild finance: In August 2016, Kyotofriendo signed a novation agreement for newbuild Hull No. 1552, a 81,600 dwt, Japanese Kamsarmax class vessel, scheduled for delivery in 2018 and novated the newbuild to Pinewood. Upon delivery of the vessel, Pinewood has agreed to issue cumulative redeemable perpetual preferred equity to an unaffiliated investor to finance $16.9 million of the cost of such vessel. Preferred equity will have preference over shares of common stock of Pinewood with respect to distributions by, and liquidation of, Pinewood. The preferred shares will pay a dividend of 2.95% p.a.

  Newbuild novation and newbuild sale: In October 2016, Gloverseven signed a novation agreement for newbuild Hull No. S835, a 77,000 dwt, Japanese Panamax class vessel and Kyotofriendo signed a memorandum of agreement for the sale upon delivery of newbuild Hull No. 1551, a 81,600 dwt, Japanese Kamsarmax class vessel, in each case, to entities owned by our Chief Executive Officer and Chairman of our Board of Directors, Polys Hajioannou. Each vessel is scheduled to be delivered in the first quarter of 2017. The Company will record aggregate non-cash impairment loss of $17.2 million in the third quarter of 2016, which represents installments already paid in respect of Hull No. S835 and Hull No. 1551 and capitalized costs.

  Dividend declaration: In October 2016, the Board of Directors declared a dividend of $0.50 per all classes of preferred shares, payable to all shareholders of record as of October 24, 2016, which will be paid on October 31, 2016.